FT Vest MSFT & Target Income ETF Expense Example, No Redemption - FT Vest MSFT & Target Income ETF - FT Vest MSFT & Target Income ETF	Sep. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271